Shareholder Report, Line Graph (Details) - USD ($)															1 Months Ended											2 Months Ended											3 Months Ended											4 Months Ended											5 Months Ended								6 Months Ended							7 Months Ended				8 Months Ended
	Apr. 16, 2025	Apr. 02, 2025	Mar. 31, 2025	Mar. 26, 2025	Mar. 05, 2025	Feb. 12, 2025	Feb. 05, 2025	Jan. 31, 2025	Jan. 22, 2025	Jan. 13, 2025	Dec. 16, 2024	Dec. 02, 2024	Nov. 30, 2024	Nov. 20, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	May 31, 2025	May 31, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 31, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 31, 2025	May 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
YieldMax(R) AI & Tech Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value								$ 9,641	$ 10,000												$ 9,025										$ 8,323										$ 8,545											$ 9,918								$ 10,891							$ 11,052
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value										$ 10,000												$ 10,202											$ 8,687											$ 7,800											$ 8,728								$ 9,789							$ 10,861				$ 10,631
YieldMax(R) Dorsey Wright Featured 5 Income ETF
Account Value [Line Items]
Accumulated Value											$ 10,000														$ 9,034											$ 9,737											$ 8,455									$ 7,998										$ 8,271					$ 8,746				$ 9,404			$ 9,690
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF
Account Value [Line Items]
Accumulated Value											10,000														8,964											9,813											8,398									7,920										8,244					8,774				9,542			9,859
YieldMax(R) MSTR Short Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value			$ 10,617	$ 10,000													$ 8,554										$ 8,566												$ 8,180									$ 8,001
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value						$ 10,000														$ 9,646												$ 9,034										$ 8,379												$ 9,249								$ 9,931							$ 10,256
YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value					$ 10,000													$ 9,688											$ 9,055											$ 9,711											$ 10,326								$ 10,379
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value							$ 10,000												$ 9,834											$ 9,336													$ 8,829										$ 9,455								$ 9,986							$ 10,236
YieldMax(R) Semiconductor Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value		$ 10,000														$ 9,804										$ 10,667											$ 11,913													$ 12,046
YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Account Value [Line Items]
Accumulated Value													$ 10,112	$ 10,000									$ 10,049												$ 10,241											$ 10,063												$ 9,447							$ 9,441								$ 10,039				$ 10,582		$ 10,874
YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000														$ 10,350													$ 10,434										$ 10,503											$ 10,354
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Account Value [Line Items]
Accumulated Value												$ 10,000												$ 9,892										$ 10,038											$ 9,595												$ 8,796							$ 8,883								$ 9,794				$ 11,148				$ 11,223
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 9,826	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,927	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,199	$ 10,000	$ 10,559	$ 9,828	$ 9,759	$ 9,616	$ 9,835	$ 9,847	$ 9,797	$ 10,354	$ 9,956	$ 9,737	$ 9,687	$ 10,447	$ 10,373	$ 11,223	$ 9,551	$ 9,281	$ 9,245	$ 9,292	$ 10,219	$ 10,008	$ 10,233	$ 9,957	$ 10,978	$ 11,794	$ 10,901	$ 10,152	$ 9,182	$ 9,229	$ 9,218	$ 9,643	$ 9,877	$ 10,100	$ 9,827	$ 11,145	$ 12,059	$ 11,224	$ 10,668	$ 9,760	$ 9,798	$ 9,810	$ 9,578	$ 9,273	$ 9,321	$ 9,531	$ 10,907	$ 10,257	$ 10,296	$ 10,309	$ 10,181	$ 9,257	$ 9,466	$ 9,210	$ 10,487	$ 10,527	$ 10,540	$ 10,698	$ 9,790	$ 9,840	$ 10,062	$ 10,938	$ 10,288	$ 10,341	$ 10,574	$ 10,519	$ 10,811	$ 10,573